Shareholders' Equity	12 Months Ended
Sep. 30, 2023
Equity [abstract]
Shareholders' Equity
16.
SHAREHOLDERS’ EQUITY

Ordinary shares

The Company, whose immediate parent is MidCo and ultimate controlling shareholder is L Catterton, had 182,721,369 authorized and outstanding ordinary shares with a nominal value of €1 each as of September 30, 2023 and 2022. All shares are fully paid up.

The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share. No additional shares were issued during the reporting period.

Share premium

Share premium represents the amount received from shareholders in excess of the par value of the ordinary shares.

Other capital reserves

Other capital reserve includes all expenses recognized in connection with the Company’s management investment plan. Please refer to Note 30 – Share-based compensation for further information.

Retained earnings

Retained earnings is comprised of cumulative net earnings or profits for the period and preceding periods less distributions.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) is comprised of unrealized gains and losses associated with foreign currency and cash flow hedges.